TRADE ACCOUNTS RECEIVABLE (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
TRADE ACCOUNTS RECEIVABLE [Abstract]
Provision for doubtful accounts	$ 0	$ 0